PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Allowance for credit losses	$ 192	$ 112
Additions for credit losses	$ 83	$ 0	$ 116